Share-Based Compensation - Schedule of Stock Warrant Activities (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 02, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrant Outstanding, Beginning balance		870,717	820,717	820,717
Warrant Granted			50,000
Warrant Outstanding, ending balance		870,717	870,717	820,717
Warrant Exercisable ending balance		820,717	820,717
Weighted Average Exercise Price beginning balance		$ 7.7		$ 7.7
Weighted Average Exercise Price Granted			7.7
Weighted Average Exercise Price ending balance		7.7	7.7
Weighted Average Exercise Price exercisable ending balance		$ 7.7	$ 7.7
Weighted Average Remaining Contractual Term beginning balance	5 years	2 years 1 month 24 days	2 years 1 month 24 days	4 years
Weighted Average Remaining Contractual Term ending balance		1 year 10 months 25 days		3 years
Weighted Average Remaining Contractual Term excercisable ending balance		1 year 9 months	2 years